REVENUE - Contract Assets, Contract Liabilities, Deferred Commission Cost Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	$ 197	$ 204
Additions from new contracts with customers, net of terminations and renewals	204	121
Contract assets acquired	35	0
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(160)	(128)
Balance, end of year	276	197
Current portion of deferred commission costs	163	111
Contract assets	113	86
Balance, beginning of year	461	446
Increase through business combinations, contract liabilities	164	0
Revenue deferred in previous year and recognized as revenue in current year	(574)	(397)
Net additions from contracts with customers	993	412
Balance, end of year	1,044	461
Current contract liabilities	773	400
Non-current contract liabilities	271	61
Deferred commission costs assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	374	312
Additions from new contracts with customers, net of terminations and renewals	492	363
Amortization of contract assets to accounts receivable / Amortization recognized on deferred commission cost assets	(378)	(301)
Balance, end of year	488	374
Current portion of deferred commission costs	341	265
Contract assets	$ 147	$ 109